Supplementary Information - Condensed Consolidating Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Condensed Financial Information Disclosure [Abstract]
Supplementary Information - Condensed Consolidating Financial Information
Supplementary Information — Condensed Consolidating Statements of Cash Flows

Subsequent to the issuance of the March 31, 2014 financial statements, management determined that intercompany transfers between the parent guarantor and the non-guarantor subsidiaries, as well as the subsidiary issuer and the non-guarantor subsidiaries, should be classified as investing activities by the parent guarantor and subsidiary issuer and financing activities by the non-guarantor subsidiaries, within the condensed consolidating statements of cash flows. The intercompany transfers had previously been reported as operating activities by the parent guarantor, subsidiary issuer and non-guarantor subsidiaries. The classification of these intercompany transfers has been corrected in the condensed consolidating financial statements for the periods ended March 31, 2014, and 2013. This correction has no impact on the condensed consolidated statement of cash flows for all periods presented. These amounts have been included within the line item “intercompany transfers” in investing and financing activities within the condensed consolidating statements of cash flows.

	Condensed Consolidating Statement of Cash Flows
	Three Months Ended March 31, 2014 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	—	(11)	157	—	146
INVESTING ACTIVITIES:
Intercompany transfers	(591)	(365)	—	956	—
Capital expenditures	—	—	(63)	—	(63)
Acquisitions, net of cash acquired	—	—	(100)	—	(100)
Acquisition of unconsolidated affiliates	—	—	(669)	—	(669)
Investments in unconsolidated affiliates	—	—	(65)	—	(65)
Other	—	—	1	—	1
Net cash (used in) provided by investing activities	(591)	(365)	(896)	956	(896)
FINANCING ACTIVITIES:
Intercompany transfers	—	—	956	(956)	—
Proceeds from long-term debt	—	719	—	—	719
Payments of commercial paper, net	—	(314)	—	—	(314)
Payments of deferred financing costs	—	(6)	—	—	(6)
Excess purchase price over acquired interests and commodity hedges	—	—	(14)	—	(14)
Proceeds from issuance of common units, net of offering costs	677	—	—	—	677
Net change in advances to predecessor from DCP Midstream, LLC	—	—	(6)	—	(6)
Distributions to limited partners and general partner	(86)	—	—	—	(86)
Distributions to noncontrolling interests	—	—	(10)	—	(10)
Purchase of additional interest in a subsidiary	—	—	(198)	—	(198)
Contributions from noncontrolling interests	—	—	3	—	3
Net cash provided by (used in) financing activities	591	399	731	(956)	765
Net change in cash and cash equivalents	—	23	(8)	—	15
Cash and cash equivalents, beginning of period	—	—	12	—	12
Cash and cash equivalents, end of period	—	23	4	—	27

(a)
The financial information for the three months ended March 31, 2014 includes the results of our Lucerne 1 plant, a transfer of net assets between entities under common control that was accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statements of Cash Flows
	Three Months Ended March 31, 2013 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$—	$(1)	$159	$(6)	$152
INVESTING ACTIVITIES:
Intercompany transfers	(440)	(72)	—	512	—
Capital expenditures	—	—	(101)	—	(101)
Acquisitions, net of cash acquired	—	—	(481)	—	(481)
Investments in unconsolidated affiliates	—	—	(26)	—	(26)
Net cash (used in) provided by investing activities	(440)	(72)	(608)	512	(608)
FINANCING ACTIVITIES:
Intercompany transfers	—	—	512	(512)	—
Proceeds from long-term debt	—	809	—	—	809
Payments of long-term debt	—	(690)	—	—	(690)
Payment of deferred financing costs	—	(4)	—	—	(4)
Proceeds from issuance of common units, net of offering costs	494	—	—	—	494
Excess purchase price over acquired assets	—	—	(94)	—	(94)
Net change in advances to predecessor from DCP Midstream, LLC	—	—	22	—	22
Distributions to common unitholders and general partner	(54)	—	—	—	(54)
Distributions to noncontrolling interests	—	—	(5)	—	(5)
Contributions from noncontrolling interests	—	—	15	—	15
Distributions to DCP Midstream, LLC	—	—	(3)	—	(3)
Contributions from DCP Midstream, LLC	—	—	1	—	1
Net cash provided by (used in) financing activities	440	115	448	(512)	491
Net change in cash and cash equivalents	—	42	(1)	(6)	35
Cash and cash equivalents, beginning of period	—	3	2	(3)	2
Cash and cash equivalents, end of period	$—	$45	$1	$(9)	$37

(a)
The financial information during the three months ended March 31, 2013 includes the results of our Lucerne 1 plant and an 80% interest in the Eagle Ford system. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

The parent guarantor, subsidiary issuer and non-guarantor subsidiaries participate in a cash pooling program, whereby cash balances are generally swept daily between the parent guarantor and the non-guarantor subsidiaries bank accounts and those of the subsidiary issuer.

The changes to the previously reported amounts are summarized as follows:

	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Three Months Ended March 31, 2014
Net cash (used in) provided by operating activities	$591	$365	$(956)	$—	$—
Net cash (used in) provided by investing activities	$(591)	$(365)	$—	$956	$—
Net cash provided by (used in) financing activities	$—	$—	$956	$(956)	$—
Three Months Ended March 31, 2013
Net cash (used in) provided by operating activities	$440	$72	$(512)	$—	$—
Net cash (used in) provided by investing activities	$(440)	$(72)	$—	$512	$—
Net cash provided by (used in) financing activities	$—	$—	$512	$(512)	$—

Supplementary Information — Condensed Consolidating Financial Information
The following condensed consolidating financial information presents the results of operations, financial position and cash flows of DCP Midstream Partners, LP, or parent guarantor, DCP Midstream Operating LP, or subsidiary issuer, which is a 100% owned subsidiary, and non-guarantor subsidiaries, as well as the consolidating adjustments necessary to present DCP Midstream Partners, LP’s results on a consolidated basis. In conjunction with the universal shelf registration statement on Form S-3 filed with the SEC on June 14, 2012, the parent guarantor has agreed to fully and unconditionally guarantee securities of the subsidiary issuer. For the purpose of the following financial information, investments in subsidiaries are reflected in accordance with the equity method of accounting. The financial information may not necessarily be indicative of results of operations, cash flows, or financial position had the subsidiaries operated as independent entities.

	Condensed Consolidating Balance Sheet
	December 31, 2013 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$12	$—	$12
Accounts receivable, net	—	—	342	—	342
Inventories	—	—	67	—	67
Other	—	—	82	—	82
Total current assets	—	—	503	—	503
Property, plant and equipment, net	—	—	3,046	—	3,046
Goodwill and intangible assets, net	—	—	283	—	283
Advances receivable — consolidated subsidiaries	1,805	1,683	—	(3,488)	—
Investments in consolidated subsidiaries	181	426	—	(607)	—
Investments in unconsolidated affiliates	—	—	627	—	627
Other long-term assets	—	12	96	—	108
Total assets	$1,986	$2,121	$4,555	$(4,095)	$4,567
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$1	$350	$372	$—	$723
Advances payable — consolidated subsidiaries	—	—	3,488	(3,488)	—
Long-term debt	—	1,590	—	—	1,590
Other long-term liabilities	—	—	41	—	41
Total liabilities	1	1,940	3,901	(3,488)	2,354
Commitments and contingent liabilities
Equity:
Partners’ equity:
Predecessor equity	—	—	40	—	40
Net equity	1,985	187	391	(607)	1,956
Accumulated other comprehensive loss	—	(6)	(5)	—	(11)
Total partners’ equity	1,985	181	426	(607)	1,985
Noncontrolling interests	—	—	228	—	228
Total equity	1,985	181	654	(607)	2,213
Total liabilities and equity	$1,986	$2,121	$4,555	$(4,095)	$4,567

(a)
The financial information as of December 31, 2013 includes the results of our Lucerne 1 plant and an 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Balance Sheet
	December 31, 2012 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$—	$3	$2	$(3)	$2
Accounts receivable, net	—	—	239	—	239
Inventories	—	—	76	—	76
Other	—	—	51	—	51
Total current assets	—	3	368	(3)	368
Property, plant and equipment, net	—	—	2,592	—	2,592
Goodwill and intangible assets, net	—	—	291	—	291
Advances receivable — consolidated subsidiaries	873	1,424	—	(2,297)	—
Investments in consolidated subsidiaries	574	770	—	(1,344)	—
Investments in unconsolidated affiliates	—	—	304	—	304
Other long-term assets	—	11	79	—	90
Total assets	$1,447	$2,208	$3,634	$(3,644)	$3,645
LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$—	$12	$336	$(3)	$345
Advances payable — consolidated subsidiaries	—	—	2,297	(2,297)	—
Long-term debt	—	1,620	—	—	1,620
Other long-term liabilities	—	2	42	—	44
Total liabilities	—	1,634	2,675	(2,300)	2,009
Commitments and contingent liabilities
Equity:
Partners’ equity:
Predecessor equity	—	—	399	—	399
Net equity	1,447	584	376	(1,344)	1,063
Accumulated other comprehensive loss	—	(10)	(5)	—	(15)
Total partners’ equity	1,447	574	770	(1,344)	1,447
Noncontrolling interests	—	—	189	—	189
Total equity	1,447	574	959	(1,344)	1,636
Total liabilities and equity	$1,447	$2,208	$3,634	$(3,644)	$3,645

(a)
The financial information as of December 31, 2012 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statement of Operations
	Year Ended December 31, 2013 (a)
	Parent Guarantor	Subsidiary Issuer	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$—	$—	$2,763	$—	$2,763
Transportation, processing and other	—	—	271	—	271
Gains from commodity derivative activity, net	—	—	17	—	17
Total operating revenues	—	—	3,051	—	3,051
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	—	—	2,426	—	2,426
Operating and maintenance expense	—	—	215	—	215
Depreciation and amortization expense	—	—	95	—	95
General and administrative expense	—	—	63	—	63
Other expense	—	—	8	—	8
Total operating costs and expenses	—	—	2,807	—	2,807
Operating income	—	—	244	—	244
Interest expense, net	—	(52)	—	—	(52)
Income from consolidated subsidiaries	200	252	—	(452)	—
Earnings from unconsolidated affiliates	—	—	33	—	33
Income before income taxes	200	200	277	(452)	225
Income tax expense	—	—	(8)	—	(8)
Net income	200	200	269	(452)	217
Net income attributable to noncontrolling interests	—	—	(17)	—	(17)
Net income attributable to partners	$200	$200	$252	$(452)	$200

(a)
The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2013 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Net income	$200	$200	$269	$(452)	$217
Other comprehensive income:
Reclassification of cash flow hedge losses into earnings	—	4	—	—	4
Other comprehensive income from consolidated subsidiaries	4	—	—	(4)	—
Total other comprehensive income	4	4	—	(4)	4
Total comprehensive income	204	204	269	(456)	221
Total comprehensive income attributable to noncontrolling interests	—	—	(17)	—	(17)
Total comprehensive income attributable to partners	$204	$204	$252	$(456)	$204

(a)
The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statement of Operations
	Year Ended December 31, 2012 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$—	$—	$2,520	$—	$2,520
Transportation, processing and other	—	—	234	—	234
Gains from commodity derivative activity, net	—	—	70	—	70
Total operating revenues	—	—	2,824	—	2,824
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	—	—	2,215	—	2,215
Operating and maintenance expense	—	—	197	—	197
Depreciation and amortization expense	—	—	91	—	91
General and administrative expense	—	—	75	—	75
Total operating costs and expenses	—	—	2,578	—	2,578
Operating income	—	—	246	—	246
Interest expense, net	—	(41)	(1)	—	(42)
Earnings from unconsolidated affiliates	—	—	26	—	26
Income from consolidated subsidiaries	216	257	—	(473)	—
Income before income taxes	216	216	271	(473)	230
Income tax expense	—	—	(1)	—	(1)
Net income	216	216	270	(473)	229
Net income attributable to noncontrolling interests	—	—	(13)	—	(13)
Net income attributable to partners	$216	$216	$257	$(473)	$216

(a)
The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2012 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Net income	$216	$216	$270	$(473)	$229
Other comprehensive loss:
Reclassification of cash flow hedge losses into earnings	—	10	—	—	10
Net unrealized losses on cash flow hedges	—	(1)	—	—	(1)
Other comprehensive income from consolidated subsidiaries	9	—	—	(9)	—
Total other comprehensive income	9	9	—	(9)	9
Total comprehensive income	225	225	270	(482)	238
Total comprehensive income attributable to noncontrolling interests	—	—	(13)	—	(13)
Total comprehensive income attributable to partners	$225	$225	$257	$(482)	$225

(a)
The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statement of Operations
	Year Ended December 31, 2011 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$—	$—	$3,574	$—	$3,574
Transportation, processing and other	—	—	208	—	208
Gains from commodity derivative activity, net	—	—	8	—	8
Total operating revenues	—	—	3,790	—	3,790
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	—	—	3,155	—	3,155
Operating and maintenance expense	—	—	192	—	192
Depreciation and amortization expense	—	—	135	—	135
General and administrative expense	—	—	76	—	76
Other income	—	—	(1)	—	(1)
Total operating costs and expenses	—	—	3,557	—	3,557
Operating income	—	—	233	—	233
Interest expense	—	(33)	(1)	—	(34)
Earnings from unconsolidated affiliates	—	—	23	—	23
Income from consolidated subsidiaries	191	224	—	(415)	—
Income before income taxes	191	191	255	(415)	222
Income tax expense	—	—	(1)	—	(1)
Net income	191	191	254	(415)	221
Net income attributable to noncontrolling interests	—	—	(30)	—	(30)
Net income attributable to partners	$191	$191	$224	$(415)	$191

(a)
The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statement of Comprehensive Income
	Year Ended December 31, 2011 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries		Consolidating Adjustments	Consolidated
	(Millions)
Net income	$191	$191	$254		$(415)	$221
Other comprehensive loss:
Reclassification of cash flow hedge losses into earnings	—	21	—		—	21
Net unrealized losses on cash flow hedges	—	(12)	(3)		—	(15)
Other comprehensive income from consolidated subsidiaries	6	(3)	—		(3)	—
Total other comprehensive income	6	6	(3)	—	(3)	6
Total comprehensive income	197	197	251		(418)	227
Total comprehensive income attributable to noncontrolling interests	—	—	(30)		—	(30)
Total comprehensive income attributable to partners	$197	$197	$221		$(418)	$197

(a)
The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statement of Cash Flows
	Year Ended December 31, 2013 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$—	$(45)	$387	$3	$345
INVESTING ACTIVITIES:
Intercompany transfers	(806)	(258)	—	1,064	—
Capital expenditures	—	—	(363)	—	(363)
Acquisitions, net of cash acquired	—	—	(696)	—	(696)
Acquisition of unconsolidated affiliates	—	—	(86)	—	(86)
Investments in unconsolidated affiliates	—	—	(242)	—	(242)
Net cash (used in) provided by investing activities	(806)	(258)	(1,387)	1,064	(1,387)
FINANCING ACTIVITIES:
Intercompany transfers	—	—	1,064	(1,064)	—
Proceeds from long-term debt	—	1,957	—	—	1,957
Payments of long-term debt	—	(1,988)	—	—	(1,988)
Proceeds from issuance of commercial paper	—	335	—	—	335
Payments of deferred financing costs	—	(4)	—	—	(4)
Excess purchase price over acquired interests and commodity hedges	—	—	(85)	—	(85)
Proceeds from issuance of common units, net of offering costs	1,083	—	—	—	1,083
Net change in advances to predecessor from DCP Midstream, LLC	—	—	11	—	11
Distributions to limited partners and general partner	(277)	—	—	—	(277)
Distributions to noncontrolling interests	—	—	(24)	—	(24)
Contributions from noncontrolling interests	—	—	46	—	46
Distributions to DCP Midstream, LLC	—	—	(3)	—	(3)
Contributions from DCP Midstream, LLC	—	—	1	—	1
Net cash provided by (used in) financing activities	806	300	1,010	(1,064)	1,052
Net change in cash and cash equivalents	—	(3)	10	3	10
Cash and cash equivalents, beginning of period	—	3	2	(3)	2
Cash and cash equivalents, end of period	$—	$—	$12	$—	$12

(a)
The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statements of Cash Flows
	Year Ended December 31, 2012 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$—	$(39)	$142	$(1)	$102
INVESTING ACTIVITIES:
Intercompany transfers	(274)	(827)	—	1,101	—
Capital expenditures	—	—	(484)	—	(484)
Acquisitions, net of cash acquired	—	—	(745)	—	(745)
Investments in unconsolidated affiliates	—	—	(158)	—	(158)
Return of investment from unconsolidated affiliate	—	—	1	—	1
Proceeds from sale of assets	—	—	2	—	2
Net cash (used in) provided by investing activities	(274)	(827)	(1,384)	1,101	(1,384)
FINANCING ACTIVITIES:
Intercompany transfers	—	—	1,101	(1,101)	—
Proceeds from long-term debt	—	2,665	—	—	2,665
Payments of long-term debt	—	(1,792)	—	—	(1,792)
Payment of deferred financing costs	—	(8)	—	—	(8)
Proceeds from issuance of common units, net of offering costs	455	—	—	—	455
Excess purchase price over acquired assets	—	—	(225)	—	(225)
Net change in advances to predecessor from DCP Midstream, LLC	—	—	336	—	336
Distributions to common unitholders and general partner	(181)	—	—	—	(181)
Distributions to noncontrolling interests	—	—	(9)	—	(9)
Contributions from noncontrolling interests	—	—	25	—	25
Contributions from DCP Midstream, LLC	—	—	10	—	10
Net cash provided by (used in) financing activities	274	865	1,238	(1,101)	1,276
Net change in cash and cash equivalents	—	(1)	(4)	(1)	(6)
Cash and cash equivalents, beginning of year	—	4	6	(2)	8
Cash and cash equivalents, end of year	$—	$3	$2	$(3)	$2

(a)
The financial information during the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.

	Condensed Consolidating Statements of Cash Flows
	Year Ended December 31, 2011 (a)
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$—	$(31)	$448	$—	$417
INVESTING ACTIVITIES:
Intercompany transfers	(38)	(62)	—	100	—
Capital expenditures	—	—	(385)	—	(385)
Acquisitions, net of cash acquired	—	—	(152)	—	(152)
Investments in unconsolidated affiliates	—	—	(8)	—	(8)
Return of investment from unconsolidated affiliate	—	—	2	—	2
Proceeds from sale of assets	—	—	5	—	5
Net cash (used in) provided by investing activities	(38)	(62)	(538)	100	(538)
FINANCING ACTIVITIES:
Intercompany transfers	—	—	100	(100)	—
Proceeds from debt	—	1,524	—	—	1,524
Payments of debt	—	(1,425)	—	—	(1,425)
Payment of deferred financing costs	—	(4)	—	—	(4)
Proceeds from issuance of common units, net of offering costs	170	—	—	—	170
Excess purchase price over acquired unconsolidated affiliates	—	—	(36)	—	(36)
Net change in advances to predecessor from DCP Midstream, LLC	—	—	52	—	52
Distributions to common unitholders and general partner	(132)	—	—	—	(132)
Distributions to noncontrolling interests	—	—	(45)	—	(45)
Contributions from noncontrolling interests	—	—	18	—	18
Net cash provided by (used in) financing activities	38	95	89	(100)	122
Net change in cash and cash equivalents	—	2	(1)	—	1
Cash and cash equivalents, beginning of year	—	2	7	(2)	7
Cash and cash equivalents, end of year	$—	$4	$6	$(2)	$8

(a)
The financial information as of December 31, 2011, includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.

The parent guarantor, subsidiary issuer and non-guarantor subsidiaries participate in a cash pooling program, whereby cash balances are generally swept daily between the parent guarantor and the non-guarantor subsidiaries bank accounts and those of the subsidiary issuer.

Subsequent to the issuance of the 2013 financial statements, management determined that intercompany transfers between the parent guarantor and the non-guarantor subsidiaries, as well as the subsidiary issuer and the non-guarantor subsidiaries, should be classified as investing activities by the parent guarantor and subsidiary issuer and financing activities by the non-guarantor subsidiaries, within the condensed consolidating statements of cash flows. The intercompany transfers had previously been reported as operating activities by the parent guarantor, subsidiary issuer and non-guarantor subsidiaries. The classification of these intercompany transfers has been corrected in the condensed consolidating financial statements for the years ended December 31, 2013, 2012 and 2011. This correction has no impact on the consolidated statement of cash flows for all years presented. These amounts have been included within the line item “intercompany transfers” in investing and financing activities within the condensed consolidating statements of cash flows. The changes to the previously reported amounts are summarized as follows:

	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(Millions)
Year Ended December 31, 2013
Net cash (used in) provided by operating activities	$806	$258	$(1,064)	$—	$—
Net cash (used in) provided by investing activities	$(806)	$(258)	$—	$1,064	$—
Net cash provided by (used in) financing activities	$—	$—	$1,064	$(1,064)	$—
Year Ended December 31, 2012
Net cash (used in) provided by operating activities	$274	$827	$(1,101)	$—	$—
Net cash (used in) provided by investing activities	$(274)	$(827)	$—	$1,101	$—
Net cash provided by (used in) financing activities	$—	$—	$1,101	$(1,101)	$—
Year Ended December 31, 2011
Net cash (used in) provided by operating activities	$38	$62	$(100)	$—	$—
Net cash (used in) provided by investing activities	$(38)	$(62)	$—	$100	$—
Net cash provided by (used in) financing activities	$—	$—	$100	$(100)	$—